Finance income and expense (Tables)	6 Months Ended
Jun. 30, 2025
Finance Income And Expense [Abstract]
Summary of Finance Income and Expense
The following table details the Group's finance income and expense:

	For the six months ended June 30,
Finance income	2025	2024
Net foreign exchange rate gains on financial activities	49,382	—
Interest income on bank deposits	2,528	5,297
Other finance income	887	2,780
Total	52,797	8,077

Finance expense
Interest expense on credit facilities and financing obligations	116,035	88,283
Interest expense to related parties[1]	65,098	71,073
Interest expense related to lease liabilities	3,779	3,706
Net foreign exchange rate losses on financial activities	—	36,212
Other finance expenses	407	4
Total	185,319	199,278
1 - Interest expense to related parties was comprised of interest on overdue trade payables balances and interest on related party borrowings.